ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Condensed Balance Sheet in Accordance with IFRS
	As of December 31, 2017
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$874,332	$--	$874,332
Property and equipment, net	635,124	--	635,124
Long-term assets	164,183	(7,000)	157,183
Total assets	$1, 673,639	$(7,000)	$1, 666,639
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$302,373	$--	$302,373
Long-term liabilities	341,560	(1,152)	340,408
Total liabilities	643,933	(1,152)	642,781
TOTAL SHAREHOLDERS’ EQUITY	1,029,706	(5,848)	1,023,858
Total liabilities and shareholders' equity	$1, 673,639	$(7,000)	$1, 666,639

Schedule of Condensed Statement of Operations in Accordance with IFRS
	Year ended December 31, 2017
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$219,842	$(531)	$219,311
Interest expenses, net	(7,840)	--	(7,840)
Other financing expense, net	(7,607)	52	(7,555)
Other expense, net	(2,627)	--	(2,627)
Profit before income tax	201,768	(479)	201,289
Income tax benefit	99,888	--	99,888
NET PROFIT	301,656	(479)	301,177
Net income attributable to non-controlling interest	(3,645)	--	(3,645)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$298,011	$(479)	$297,532

Schedule of reconciliation of net loss from US GAAP to IFRS
	Year ended December 31,
	2017	2016	2015
Net profit (loss) in accordance with US GAAP	$298,011	$203,924	$(29,647)
Financial instruments	52	143	73,770
Pension plans	(308)	(206)	(705)
Termination benefits	(223)	13	(45)
Net profit in accordance with IFRS	$297,532	$203,874	$43,373

Schedule of reconciliation of Shareholders' Equity from US GAAP to IFRS
	As of December 31,
	2017	2016
Shareholders’ equity in accordance with US GAAP	$1,029,706	$682,614
Financial instruments	(185)	(237)
Termination benefits	1,337	1,560
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$1,023,858	$676,937

Schedule of reconciliation of Goodwill from US GAAP to IFRS
	As of December 31,
	2017	2016
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

Schedule of reconciliation of Other Assets from US GAAP to IFRS
	As of December 31,
	2017	2016
Current maturities of loans, leases and debentures in accordance with US GAAP	$105,958	$48,084
Financial instruments	185	--
Current maturities of loans, leases and debentures in accordance with IFRS	$106,143	$48,084

Schedule of reconciliation of Long-Term Debentures from US GAAP to IFRS
	As of December 31,
	2017	2016
Long-term debentures in accordance with US GAAP	$128,368	$162,981
Financial instruments	--	237
Long-term debentures in accordance with IFRS	$128,368	$163,218

Schedule of reconciliation of Other Long Term Liabilities from US GAAP to IFRS
	As of December 31,
	2017	2016
Long-term employee related liabilities in accordance with US GAAP	$14,662	$14,176
Termination benefits	(1,337)	(1,560)
Long-term employee related liabilities in accordance with IFRS	$13,325	$12,616